Employees’ End of Service Benefits (Details) - Schedule of employees’ end of service benefits - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of employees’ end of service benefits [Abstract]
Balance at the beginning of the year	$ 60,624	$ 60,624	$ 40,514	$ 13,941	$ 6,267	$ 651	$ 286
Provision for the year	147,928	256,890	31,551	29,047	9,488	5,748	365
Paid during the year	$ (39,749)	(183,314)	(11,441)	(2,474)	(1,814)	(132)
Balance at the end of the year		$ 134,200	$ 60,624	$ 40,514	$ 13,941	$ 6,267	$ 651